FAIR VALUE MEASURES	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASURES

Note 3 - Fair Value Measures

The Company’s financial assets subject to fair value measurements on a recurring basis. The following table presents information about the Company’s financial assets and liabilities measured at fair value and the level of input utilized to determine such fair values (in thousands):

	Fair value measurements as of March 31, 2026
	Total	Level 1	Level 2	Level 3
Assets:
Money market (included in cash and cash equivalents)	$10,245	$10,245	$—	$—
Money market (included in restricted cash)	884	884	—	—
Total Assets	$11,129	$11,129	$—	$—
Liabilities:
Warrant liability Series B-1	$681	$—	$—	$681
Warrant liability Series D	2,803	—	—	2,803
Convertible promissory notes – related parties	20,296	—	—	20,296
Convertible promissory notes	4,600	—	—	4,600
Total Liabilities	$28,380	$—	$—	$28,380

	Fair value measurements as of December 31, 2025
	Total	Level 1	Level 2	Level 3
Assets:
Money market (included in cash and cash equivalents)	$14,152	$14,152	$—	$—
Money market (included in restricted cash)	881	881	—	—
Total Assets	$15,033	$15,033	$—	$—
Liabilities:
Warrant liability Series B-1	$608	$—	$—	$608
Warrant liability Series D	2,770	—	—	2,770
Convertible promissory notes – related parties	18,889	—	—	18,889
Convertible promissory notes	—	—	—	—
Total Liabilities	$22,267	$—	$—	$22,267

The following table presents a roll-forward of the aggregate fair values of the Company’s Warrant liabilities and the Company’s Convertible promissory notes for which fair value is determined by Level 3 inputs (in thousands):

				Convertible
				Promissory
		Warrant	Warrant	Notes	Convertible
		Liability	Liability	Related	Promissory
	Total	Series B - 1	Series D	Parties	Notes
December 31, 2024	$1,148	$114	$1,034	$—	$—
Issuance of convertible promissory notes	—	—	—	—	—
Loss on issuance	—	—	—	—	—
Change in fair value	—	—	—	—	—
March 31, 2025	$1,148	$114	$1,034	$—	$—
Issuance of convertible promissory notes	10,000	—	—	10,000	—
Loss on issuance	4,500	—	—	4,500	—
Change in fair value	6,619	494	1,736	4,389	—
December 31, 2025	$22,267	$608	$2,770	$18,889	$—
Issuance of convertible promissory notes	4,300	—	—	—	4,300
Loss on issuance	—	—	—	—	—
Change in fair value	1,813	73	33	1,407	300
March 31, 2026	$28,380	$681	$2,803	$20,296	$4,600

Certain of the Company’s financial instruments are not measured at fair value on a recurring basis but are recorded at amounts that approximate their fair value due to their liquid or short-term nature, such as accounts payable, accrued expenses, and other current liabilities.

Warrant Liability Series B-1

In connection with the issuance of Series B-1 redeemable convertible preferred stock of the Company (“Series B-1”) on October 28, 2019, the Company entered into a warrant agreement with Massachusetts Development Finance Agency, or its registered assignees to purchase 19,930 Series B-1 redeemable convertible preferred stock (“Series B-1 Warrant Agreements”). The warrant was issued at a purchase price of $0.81 per share, with a maturity date of February 1, 2029, or the closing of the Company’s Initial Public Offering.

Warrant Liability Series D

In connection with the issuance of Series D redeemable convertible preferred stock of the Company (“Series D”) on November 30, 2021, the Company entered into a warrant for preferred stock with each of Mercedes-Benz Investment Company LLC and Stellantis(each a “Holder”) (“Series D Agreement”). Upon closing of the Series D Agreement, Mercedes-Benz Investment Company LLC and its affiliates (“Mercedes-Benz”) and Stellantis became related parties to the Company. During 2022, the Warrant Agreements were amended and restated with both Stellantis and Mercedes-Benz to eliminate certain milestone-based provisions. The Amended Warrants modified the original agreements by setting the number of shares issuable upon exercise at a fixed 137,814 shares per Holder at a fixed price of $27.2105 per share. The warrants have a maturity date of February 1, 2029, or the closing of the Company’s Initial Public Offering. The Amended Warrants remain consistent with the Warrant Agreements to require settlement through the issuance of the then most senior redeemable convertible preferred stock of the Company to the Holder. At inception, the monetary value of the obligation is based on a fixed monetary amount known at inception.

To estimate the fair value of the Series B-1 and D Warrant Agreements, the Company applied the Probability Weighted Equity Return Method (“PWERM”). Under this approach, the Company develops multiple scenarios and ascribes a probability weighting to each scenario and related estimated fair value. Key inputs and assumptions in the PWERM include the probability and the estimated value of the security in each liquidity scenario, in addition to scenario specific assumptions. The two scenarios used in the valuation of the Series B-1 and D Warrant Agreements are a SPAC Exit scenario and Option Pricing Method scenario. The Company applied a 90% weighting to the SPAC Exit Scenario and 10% to the Option Pricing Method (“OPM”) scenario as of March 31, 2026. The Company applied a 75% weighting to the SPAC Exit Scenario and 25% to the OPM scenario as of December 31, 2025.

The following are assumptions used in valuing the Series B-1 and D Warrant Agreements in the SPAC Exit scenario, as of March 31, 2026:

	Series B-1	Series D
Discount rate	25%	25%
Expected life (in years)	0.20	0.20
Future projected price per share	$37.76	$37.76
Strike price	$0.08	$27.21

The following are assumptions used in valuing the Series B-1 and D Warrant Agreements in the SPAC Exit scenario, as of December 31, 2025:

	Series B-1	Series D
Discount rate	25%	25%
Expected life (in years)	0.38	0.38
Future projected price per share	$37.76	$37.76
Strike price	$0.08	$27.21

The significant unobservable inputs used in the fair value measurement of the Series B-1 and D warrant liability in the SPAC Exit scenario are the discount rate and the expected life. The future projected price per share is estimated based on the SPAC purchase price as outlined in the Company’s Business Combination Agreement. The discount rate reflects current market assessments of the time of value of money and the risks specific to the Company given its stage of development.

The expected life is based upon the fact that the Warrant Agreements would not persist through a liquidity event, and therefore the expected life is based upon management’s estimated holding period to an exit/liquidity event.

The following are the assumptions used in valuing the Series B-1 and D Warrant Agreements in the OPM scenario, as of March 31, 2026:

	Series B-1	Series D
Share value	$18.16	$33.61
Assumed volatility	90%	37%
Assumed risk-free interest rate	3.8%	3.8%
Expected life (in years)	2	2
Expected dividends	—	—

The following are the assumptions used in valuing the Series B-1 and D Warrant Agreements in the OPM scenario, as of December 31, 2025:

	Series B-1	Series D
Share value	$18.14	$33.71
Assumed volatility	90%	37%
Assumed risk-free interest rate	3.5%	3.5%
Expected life (in years)	2	2
Expected dividends	—	—

The significant unobservable inputs used in the fair value measurement of the Series B-1 and D warrant liability in the OPM scenario are the equity value of the Company, the expected life and assumed volatility. The equity value of the Company is derived from a discounted cash flow analysis based on the Company’s best estimates of future cash flows. The assumptions underlying these valuations include projected future revenue and cash flows, discount rates, market adjustments and multiples, selection of comparable companies, the lack of marketability of our equity, and probability of possible future events, including the expected time to liquidity. These underlying assumptions represent our best estimates at the time they were made, which involves inherent uncertainty and the application of judgment. Changes to the key assumptions and estimates used in the valuations could result in materially different fair values of our common and preferred stock at each valuation date.

The expected life is based upon the fact that the Warrant Agreements would not persist through a liquidity event, and therefore the expected life is based upon management’s estimated holding period to an exit/liquidity event. The expected volatility is based upon observed historical volatilities of a cohort of guideline public companies. Equity allocation mechanics are based upon the distribution waterfall as outlined in the Company’s operating agreement. Significant increases (decreases) in the equity value, the expected life, or the assumed volatility, could result in significantly higher (lower) fair value measurements.

As of March 31, 2026, the Company had reserved 295,558 shares of common stock for potential conversion of Series B-1 and D Warrants.

Convertible Promissory Notes – Related Parties

To estimate the fair value of the August 2025 Notes, the Company applied the SBM method. The fair value of the August 2025 Notes includes an estimate of the value of accrued interest. The significant unobservable inputs used in the fair value measurement of the August 2025 Notes are the underlying share value, the expected life, assumed volatility, assumed discount rate, share value, and the probability of scenarios.

The assumptions used in determining the fair value of the August 2025 Notes under the SBM during the three months ended March 31, 2026, were as follows:

Series D
Three Months Ended
March 31, 2026
SPAC Exit Scenario	85%
Qualified Financing Scenario	7.5%
Dissolution Scenario	7.5%
Assumed volatility	40%
Assumed risk-free interest rate	3.7%
Expected life (in years)	0.50
Assumed discount rate	20%
Share value	$37.35

The assumptions used in determining the fair value of the August 2025 Notes under the SBM as of December 31, 2025, were as follows:

Series D
December 31, 2025
SPAC Exit Scenario	75%
Qualified Financing Scenario	15%
Dissolution Scenario	10%
Assumed volatility	40%
Assumed risk-free interest rate	3.50%
Expected life (in years)	0.75
Assumed discount rate	20%
Share value	$34.47

To estimate the share value of the Series D redeemable convertible preferred stock we used a PWERM. The two scenarios used in the estimation of the Series D redeemable convertible preferred stock are a SPAC Exit scenario and Option Pricing Method scenario. As of March 31, 2026, we applied a 85% weighting to the SPAC Exit scenario and 15% weighting to the Option Pricing Method scenario.

Convertible Promissory Notes

To estimate the fair value of the January 2026 Notes, the Company applied the SBM method. The fair value of the January 2026 Notes includes an estimate of the value of accrued interest. The significant unobservable inputs used in the fair value measurement of the January 2026 Notes are the underlying share value, the expected life, assumed volatility, assumed discount rate, share value, and the probability of scenarios.

The assumptions used in determining the fair value of the January 2026 Notes under the SBM during the three months ended March 31, 2026, were as follows:

	Three Months Ended
	March 31, 2026	January 26, 2026
SPAC Exit Scenario	85%	80%
Qualified Financing Scenario	7.5%	10%
Dissolution Scenario	7.5%	10%
Expected life (in years)	0.50	0.68
Assumed discount rate	20%	20%

NOTE 3 - FAIR VALUE MEASURES

Certain assets and liabilities are reported on a recurring basis at fair value. Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (at exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. Financial assets and liabilities carried at fair value are to be classified and disclosed in one of the following three levels of the fair value hierarchy, of which the first two are considered observable and the last is considered unobservable:

Level 1 - Quoted prices are available in active markets for identical assets or liabilities.

Level 2 - Observable inputs (other than Level 1 quoted prices), such as quoted prices in active markets for similar assets or liabilities, quoted prices in markets that are not active for identical or similar assets or liabilities, or other inputs that are observable or can be corroborated by observable market data.

Level 3 - Unobservable inputs that are supported by little or no market activity and that are significant to determining the fair value of the assets or liabilities.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. The following table presents information about the Company’s financial assets and liabilities measured at fair value on a recurring basis and the level of input utilized to determine such fair values (in thousands):

	Fair value measurements as of December 31, 2025
	Total	Level 1	Level 2	Level 3
Assets:
Money market (included in cash and cash equivalents)	$14,152	$14,152	$—	$—
Money market (included in restricted cash)	881	881	—	—
Total Assets	$15,033	$15,033	$—	$—
Liabilities:
Warrant liability Series B-1	$608	$—	$—	$608
Warrant liability Series D	2,770	—	—	2,770
Convertible promissory notes	18,889	—	—	18,889
Total Liabilities	$22,267	$—	$—	$22,267

	Fair value measurements as of December 31, 2024
	Total	Level 1	Level 2	Level 3
Assets:
Money market (included in cash and cash equivalents)	$34,241	$34,241	$—	$—
Money market (included in restricted cash)	3,169	3,169	—	—
Total Assets	$37,410	$37,410	$—	$—
Liabilities:
Warrant liability Series B-1	$114	$—	$—	$114
Warrant liability Series D	1,034	—	—	1,034
Convertible promissory notes	—	—	—	—
Total Liabilities	$1,148	$—	$—	$1,148

Transfers to/from Levels 1, 2, and 3 are recognized at the beginning of the reporting period. There were no transfers to/from Levels 1, 2, and 3 during the years ended December 31, 2025, and 2024.

The following table presents a roll-forward of the aggregate fair values of the Company’s Warrant liabilities and the Company’s Convertible promissory notes for which fair value is determined by Level 3 inputs (in thousands):

		Warrant Liability	Warrant Liability	Convertible
	Total	Series B-1	Series D	Promissory Notes
December 31, 2023	$1,636	$165	$1,471	$—
Change in fair value	(488)	(51)	(437)	—
December 31, 2024	$1,148	$114	$1,034	$—
Issuance of convertible promissory notes	$10,000	$—	$—	$10,000
Financing costs related to issuance of convertible promissory notes	4,500	—	—	4,500
Change in fair value	6,619	494	1,736	4,389
December 31, 2025	$22,267	$608	$2,770	$18,889

Certain of the Company’s financial instruments are not measured at fair value on a recurring basis but are recorded at amounts that approximate their fair value due to their liquid or short-term nature, such as accounts payable, accrued expenses, and other current liabilities.

Warrant Liability Series B-1

In connection with the issuance of Series B-1 redeemable convertible preferred stock of the Company (“Series B-1”) on October 28, 2019, the Company entered into a warrant agreement with Massachusetts Development Finance Agency, or its registered assignees to purchase 19,930 Series B-1 redeemable convertible preferred stock (“Series B-1 Warrant Agreements”). The warrant was issued at a purchase price of $0.81 per share, with a maturity date of February 1, 2029, or the closing of the Company’s Initial Public Offering.

Warrant Liability Series D

In connection with the issuance of Series D redeemable convertible preferred stock of the Company (“Series D”) on November 30, 2021, the Company entered into a warrant for preferred stock with each of Mercedes-Benz Investment Company LLC and Stellantis (each a “Holder”) (“Series D Agreement”). Upon closing of the Series D Agreement, Mercedes-Benz Investment Company LLC and its affiliates (“Mercedes-Benz”) and Stellantis became related parties to the Company. During 2022, the Warrant Agreements were amended and restated with both Stellantis and Mercedes-Benz to eliminate certain milestone- based provisions. The Amended Warrants modified the original agreements by setting the number of shares issuable upon exercise at a fixed 137,814 shares per Holder at a fixed price of $27.2105 per share. The warrants have a maturity date of February 1, 2029, or the closing of the

Company’s Initial Public Offering. The Amended Warrants remain consistent with the Warrant Agreements to require settlement through the issuance of the then most senior redeemable convertible preferred stock of the Company to the Holder. At inception, the monetary value of the obligation is based on a fixed monetary amount known at inception.

To estimate the fair value of the Series B-1 and D Warrant Agreements, the Company applied the Probability Weighted Equity Return Method (“PWERM”). Under this approach, the Company develops multiple scenarios and ascribes a probability weighting to each scenario and related estimated fair value. Key inputs and assumptions in the PWERM include the probability and the estimated value of the security in each liquidity scenario, in addition to scenario specific assumptions. The two scenarios used in the valuation of the Series B-1 and D Warrant Agreements are a SPAC Exit scenario and Option Pricing Method scenario. The Company applied a 75% weighting to the SPAC Exit Scenario and 25% to the Option Pricing Method (“OPM”) scenario as of December 31, 2025.

The following are assumptions used in valuing the Series B-1 and D Warrant Agreements in the SPAC Exit scenario, as of December 31 2025:

	Series B-1	Series D
Discount rate	25%	25%
Expected life (in years)	0.38	0.38
Future projected price per share	$37.76	$37.76
Strike price	$0.08	$27.21

The significant unobservable inputs used in the fair value measurement of the Series B-1 and D warrant liability in the SPAC Exit scenario are the discount rate and the expected life. The future projected price per share is estimated based on the SPAC purchase price as outlined in the Company’s Business Combination Agreement. The discount rate reflects current market assessments of the time of value of money and the risks specific to the Company given its stage of development.

The expected life is based upon the fact that the Warrant Agreements would not persist through a liquidity event, and therefore the expected life is based upon management’s estimated holding period to an exit/liquidity event.

The following are the assumptions used in valuing the Series B-1 and D Warrant Agreements in the OPM scenario, as of December 31, 2025:

	Series B-1	Series D
Share value	$18.14	$33.71
Assumed volatility	90%	37%
Assumed risk-free interest rate	3.5%	3.5%
Expected life (in years)	2	2
Expected dividends	—	—

The significant unobservable inputs used in the fair value measurement of the Series B-1 and D warrant liability in the OPM scenario are the equity value of the Company, the expected life and assumed volatility. The equity value of the Company is derived from a discounted cash flow analysis based on the Company’s best estimates of future cash flows. The assumptions underlying these valuations include projected future revenue and cash flows, discount rates, market adjustments and multiples, selection of comparable companies, the lack of marketability of our equity, and probability of possible future events, including the expected time to liquidity. These underlying assumptions represent our best estimates at the time they were made, which involves inherent uncertainty and the application of judgment. Changes to the key assumptions and estimates used in the valuations could result in materially different fair values of our common and preferred stock at each valuation date.

The expected life is based upon the fact that the Warrant Agreements would not persist through a liquidity event, and therefore the expected life is based upon management’s estimated holding period to an exit/liquidity event. The expected volatility is based upon observed historical volatilities of a cohort of guideline public companies. Equity allocation mechanics are based upon the distribution waterfall as outlined in the Company’s operating agreement. Significant increases (decreases) in the equity value, the expected life, or the assumed volatility, could result in significantly higher (lower) fair value measurements.

To estimate the fair value of the Series B-1 and D Warrant Agreements, the Company applied the OPM allocation model as of December 31, 2024.

The following are the assumptions used in valuing the Series B-1 and D Warrant Agreements, as of December 31, 2024:

	Series B-1	Series D
Assumed volatility	75%	75%
Assumed risk-free interest rate	4.29%	4.29%
Expected life (in years)	2.5	2.5
Expected dividends	—	—

The significant unobservable inputs used in the fair value measurement of the Series B-1 and D warrant liability are the equity value of the Company, the expected life and assumed volatility. The equity value of the Company is derived from the issuance and sale price of D Preferred Stock, including rights and preferences of Series B-1 and D Preferred Stock relative to other equity interests, and is market adjusted based on peer company results from the time of the financing to the time of the valuation.

The expected life is based upon the fact that the Warrant Agreements would not persist through a liquidity event, and therefore the expected life is based upon management’s estimated holding period to an exit/liquidity event. The expected volatility is based upon observed historical volatilities of a cohort of guideline public companies. Equity allocation mechanics are based upon the distribution waterfall as outlined in the Company’s operating agreement. Significant increases (decreases) in the equity value, the expected life, or the assumed volatility, could result in significantly higher (lower) fair value measurements.

As of December 31, 2025, the Company had reserved 295,558 shares of common stock for potential conversion of Series B-1 and D Warrants.

Convertible Promissory Notes

To estimate the fair value of the August 2025 Notes, the Company applied the SBM method. The fair value of the August 2025 Notes includes an estimate of the value of accrued interest. The significant unobservable inputs used in the fair value measurement of the August 2025 Notes are the underlying share value, the expected life, assumed volatility, assumed discount rate, share value, and the probability of scenarios.

The assumptions used in determining the fair value of the August 2025 Notes under the SBM during the year ended December 31, 2025, were as follows:

	Series D, year ended	Series D, August 1,
	December 31, 2025	2025
SPAC Exit Scenario	75%	25%
Qualified Financing Scenario	15%	50%
Dissolution Scenario	10%	25%
Assumed volatility	40%	40%
Assumed risk-free interest rate	3.50%	3.70%
Expected life (in years)	0.75	1.16
Assumed discount rate	20%	20%
Share value	$34.47	$27.66

To estimate the share value of the Series D redeemable convertible preferred stock we used a PWERM. The two scenarios used in the estimation of the Series D redeemable convertible preferred stock are a SPAC Exit scenario and Option Pricing Method scenario.

As of August 1, 2025 we applied a 25% weighting to the SPAC Exit scenario and 75% weighting to the Option Pricing Method scenario. As of December 31, 2025, we applied a 75% weighting to the SPAC Exit scenario and 25% weighting to the Option Pricing Method scenario.

Fair Value Measurements on a Non-Recurring Basis

The Company measured certain property and equipment to fair value on a non-recurring basis during the year ended December 31, 2025, related to the exit of a finance lease as further described in Note 7, using Level 3 inputs. Such assets were disposed of upon the Company’s exit from the lease in October 2025 and were derecognized at that time.